Prepaid Expenses and Other Receivables	12 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Receivables [Abstract]
Prepaid Expenses and Other Receivables
4.	Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consists of the following:

	As of June 30,
	2024	2023
Prepaid operation expenses	$27,396	$-
Deposits	13,198	-
Others	1,372	-
Prepaid expenses and other receivables	$41,966	$-